Consolidated Statements of Stockholders' Equity (Deficit) and Non-controlling Interests - USD ($)		Parent Company [Member] Series A Preferred Stock [Member]	Parent Company [Member] Series B Preferred Stock [Member]	Parent Company [Member]	Common Class B-1 [Member]	Common Class B-2 [Member]	Series A Preferred Stock [Member] Retained Earnings / (Accumulated Deficit) [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member] Retained Earnings / (Accumulated Deficit) [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2011				$ (441,333,000)				$ 85,235,000			$ 50,000	$ 1,080,600,000	$ (440,939,000)	$ (1,166,279,000)	$ 903,000	$ (440,430,000)
Balance (in shares) at Dec. 31, 2011											51,086,266
Net income (loss)				(171,548,000)										(171,548,000)		(171,548,000)
Total																(171,548,000)
Change in net unrealized loss on derivative instruments				2,146,000									2,146,000			2,146,000
Change in net unrealized gain on debt securities available for sale				343,528,000									343,528,000			343,528,000
Issuance of stock - stock purchase plan				186,000							$ 1,000	185,000				186,000
Issuance of stock - stock purchase plan (in shares)											36,324
Stock based compensation - fair value				2,432,000							$ 3,000	2,429,000				2,432,000
Stock based compensation - fair value (in shares)											2,608,412
Issuance of stock				19,020,000	$ 2,000	$ 2,000					$ 3,000	19,013,000				19,020,000
Issuance of stock (in shares)					2,000,000	2,000,000					3,000,000
Dividends on preferred stock				(7,162,000)										(7,162,000)		(7,162,000)
Balance at Dec. 31, 2012				(252,731,000)	$ 2,000	$ 2,000		85,235,000			$ 57,000	1,102,227,000	(95,265,000)	(1,344,989,000)	903,000	(251,828,000)
Balance (in shares) at Dec. 31, 2012					2,000,000	2,000,000					56,731,002
Net income (loss)				384,827,000										384,827,000		384,827,000
Total																384,827,000
Change in net unrealized loss on derivative instruments																(187,000)
Change in net unrealized gain on debt securities available for sale				(1,219,000)									(1,219,000)			(1,219,000)
Change in net unrealized gain (loss) on investment instruments				9,914,000									9,914,000			9,914,000
Change in net unrealized gain (loss) on securities available for sale				23,083,000									23,083,000			23,083,000
Gramercy Finance disposal				62,082,000									62,082,000		(42,000)	62,040,000
Conversion of Class B-1 & Class B-2 shares into common stock					$ (2,000)	$ (2,000)
Conversion of Class B-1 & Class B-2 shares into common stock (in shares)					(2,000,000)	(2,000,000)
Class of Stock converted to common stock, shares											4,000,000
Class of Stock converted to common stock, value											$ 4,000
Issuance of stock - stock purchase plan				13,000								13,000				13,000
Issuance of stock - stock purchase plan (in shares)											9,002
Stock based compensation - fair value	[1]			2,134,000							$ (2,000)	2,136,000				2,134,000
Stock based compensation - fair value (in shares)	[1]										(962,161)
Issuance of stock				45,532,000							$ 12,000	45,520,000				45,532,000
Issuance of stock (in shares)											11,535,200
Dividends on preferred stock				(7,162,000)										(7,162,000)		(7,162,000)
Liquidation of non- controlling interest															(861,000)	(861,000)
Balance at Dec. 31, 2013				266,473,000				85,235,000			$ 71,000	1,149,896,000	(1,405,000)	(967,324,000)		$ 266,473,000
Balance (in shares) at Dec. 31, 2013											71,313,043					71,313,043
Net income (loss)				54,905,000										54,905,000		$ 54,905,000
Total																54,669,000
Change in net unrealized loss on derivative instruments				(3,002,000)									(3,002,000)			(3,002,000)
Reclassification of fair value of embedded exchange option on 3.75% exchangeable senior				11,726,000								11,726,000				11,726,000
Change in net unrealized gain on debt securities available for sale				752,000									752,000			752,000
Change in net unrealized gain (loss) on investment instruments																(3,002,000)
Offering costs				(32,313,000)						$ (3,106,000)		(29,207,000)				(32,313,000)
Stock redemption costs				(3,000)				(3,000)								(3,000)
Redemption of Series A cumulative redeemable preferred stock				(88,144,000)				(85,232,000)						(2,912,000)		(88,144,000)
Issuance of stock - stock purchase plan				27,000							$ 6,264	27,000				27,000
Stock based compensation - fair value				2,483,000								2,483,000				2,483,000
Issuance of stock				715,334,000						87,500,000	$ 115,000	627,719,000				715,334,000
Issuance of stock (in shares)											114,155,408
Proceeds from exercise of stock options and employee purchase under the employee share purchase plan				91,000							$ 30,000	91,000				91,000
Conversion of OP Units to commons stock				8,739,000							$ 1,000	8,738,000				8,739,000
Conversion of OP Units to commons stock, shares											1,440,854
Reallocation of noncontrolling interest in the operating partnership				(2,636,000)								(2,636,000)				(2,636,000)
Dividends on preferred stock		$ (4,993,000)	$ (2,356,000)				$ (4,993,000)	$ (4,993,000)	$ (2,356,000)	(2,356,000)						(7,349,000)
Dividends on common stock				(20,254,000)										(20,254,000)		(20,254,000)
Foreign currency translation adjustments				(48,000)									(48,000)			(48,000)
Balance (Scenario, Previously Reported [Member]) at Dec. 31, 2014											$ 187,000	1,768,837,000
Balance at Dec. 31, 2014				906,781,000						84,394,000	$ 47,000	1,768,977,000	(3,703,000)	(942,934,000)		$ 906,781,000
Balance (in shares) (Scenario, Previously Reported [Member]) at Dec. 31, 2014											186,945,569					186,945,569
Balance (in shares) at Dec. 31, 2014											46,736,392					46,736,392
Net income (loss)																$ 1,729,000
Net income (loss)				1,729,000										1,729,000	(12,000)	1,717,000
Total																1,686,000
Change in net unrealized loss on derivative instruments				(3,248,000)									(3,248,000)			(3,248,000)
Change in net unrealized gain on debt securities available for sale				6,129,000									6,129,000			6,129,000
Change in net unrealized gain (loss) on investment instruments																3,248,000
Offering costs				(12,121,000)								(12,121,000)				(12,121,000)
Issuance of stock - stock purchase plan				54,000								54,000				54,000
Issuance of stock - stock purchase plan (in shares)											2,599
Stock based compensation - fair value				2,628,000								2,628,000				2,628,000
Stock based compensation - fair value (in shares)											96,370
Issuance of stock				289,910,000							$ 10,000	289,900,000				289,910,000
Issuance of stock (in shares)											10,544,034
Conversion of OP Units to commons stock				3,127,000								3,127,000				3,127,000
Conversion of OP Units to commons stock, shares											114,507
Reallocation of noncontrolling interest in the operating partnership				1,390,000								1,390,000				1,390,000
Dividends on preferred stock			$ (4,676,000)						$ (4,676,000)	(4,676,000)						(4,676,000)
Dividends on common stock				(34,900,000)										(34,900,000)		(34,900,000)
Foreign currency translation adjustments				(309,000)									(309,000)		(4,000)	(313,000)
Balance at Sep. 30, 2015				$ 1,156,494,000						$ 84,394,000	$ 57,000	$ 2,053,955,000	$ (1,131,000)	$ (980,781,000)	155,000	$ 1,156,649,000
Balance (in shares) at Sep. 30, 2015											57,493,902					57,493,902
Contribution to consolidated equity investment															$ 171,000	$ 171,000

[1]	In the first quarter of 2013, the Company excluded unvested restricted share units from the outstanding share count.